March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.7%
BlackRock Real Estate Securities Fund	31,599	$ 485,993
BlackRock Tactical Opportunities Fund, Class K	257,969	4,230,694
Diversified Equity Master Portfolio	$43,323,396	43,323,396
International Tilts Master Portfolio	$13,071,441	13,071,441
iShares Core MSCI Emerging Markets ETF	134,780	9,400,905
iShares Core MSCI International Developed Markets ETF	79,875	6,675,154
iShares MSCI Canada ETF(b)	34,477	1,888,995
iShares MSCI EAFE Small-Cap ETF(b)	24,366	1,910,538
iShares Russell 2000 ETF	3,273	811,704
		81,798,820
Fixed-Income Funds — 1.5%
BlackRock Diversified Fixed Income Fund, Class K	67,776	634,383
iShares Broad USD Investment Grade Corporate Bond ETF	13,744	704,105
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5	545
		1,339,033

Security	Shares	Value
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	1,908,918	$ 1,909,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	3,003,971	3,003,971
		4,913,271
Total Investments — 101.9% (Cost: $79,194,380)		88,051,124
Liabilities in Excess of Other Assets — (1.9)%		(1,630,234)
Net Assets — 100.0%		$ 86,420,890

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,001,778	$ —	$ (2,089,721)(a)	$ (2,621)	$ (136)	$ 1,909,300	1,908,918	$ 5,039 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,373,510	—	(5,369,539)(a)	—	—	3,003,971	3,003,971	47,619	—
BlackRock Diversified Fixed Income Fund, Class K	634,428	7,398	—	—	(7,443)	634,383	67,776	7,400	—
BlackRock Real Estate Securities Fund	281,380	189,759	—	—	14,854	485,993	31,599	—	—
BlackRock Tactical Opportunities Fund, Class K	3,789,217	690,698	(396,651)	8,949	138,481	4,230,694	257,969	—	—
Diversified Equity Master Portfolio	38,814,080	6,666,496 (a)(c)	—	1,164,680	(3,321,860)	43,323,396	$43,323,396	500,668	—
International Tilts Master Portfolio	11,659,018	1,507,352 (a)(c)	—	477,974	(572,903)	13,071,441	$13,071,441	138,557	—
iShares Broad USD Investment Grade Corporate Bond ETF	711,527	—	—	—	(7,422)	704,105	13,744	5,456	—
iShares Core MSCI Emerging Markets ETF	8,136,174	989,204	—	—	275,527	9,400,905	134,780	—	—
iShares Core MSCI International Developed Markets ETF	5,855,338	779,932	—	—	39,884	6,675,154	79,875	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	551	—	—	—	(6)	545	5	4	—
iShares MSCI Canada ETF	1,901,459	95,308	(143,543)	6,125	29,646	1,888,995	34,477	—	—
iShares MSCI EAFE Small-Cap ETF	1,721,321	173,492	—	—	15,725	1,910,538	24,366	—	—
iShares Russell 2000 ETF	805,682	—	—	—	6,022	811,704	3,273	1,446	—
				$ 1,655,107	$ (3,389,631)	$ 88,051,124		$ 706,189	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	06/11/26	$ 911	$ 18,055
E-mini Russell 2000 Index	18	06/18/26	2,261	4,818
Micro E-mini S&P 500 Index	153	06/18/26	5,027	(119,897)
S&P 500 E-Mini Index	5	06/18/26	1,643	(37,371)
MSCI EAFE Index	3	06/19/26	435	1,638
MSCI Emerging Markets Index	15	06/19/26	1,091	(8,571)
				(141,328)
Short Contracts
NASDAQ 100 E-Mini Index	5	06/18/26	2,392	85,518
				$ (55,810)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	854,799	AUD	1,216,401	Bank of America N.A.	06/17/26	$ 16,475
USD	874,698	AUD	1,249,873	Morgan Stanley & Co. International PLC	06/17/26	13,305
USD	11,694	EUR	10,000	Barclays Bank PLC	06/17/26	95
USD	269,046	JPY	42,290,000	JPMorgan Chase Bank N.A.	06/17/26	877
USD	487,052	JPY	75,783,000	JPMorgan Chase Bank N.A.	06/17/26	6,496
						37,248
AUD	3,809,031	USD	2,688,890	Goldman Sachs International	06/17/26	(63,767)
CAD	35,000	USD	25,728	JPMorgan Chase Bank N.A.	06/17/26	(484)
CAD	2,409,151	USD	1,770,940	JPMorgan Chase Bank N.A.	06/17/26	(33,342)
JPY	23,290,000	USD	147,736	Barclays Bank PLC	06/17/26	(49)
JPY	1,127,828,784	USD	7,248,694	Barclays Bank PLC	06/17/26	(96,894)
USD	172,393	JPY	27,264,000	Morgan Stanley & Co. International PLC	06/17/26	(494)
						(195,030)
						$ (157,782)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 25,403,983	$ —	$ —	$ 25,403,983
Fixed-Income Funds	1,339,033	—	—	1,339,033
Money Market Funds	4,913,271	—	—	4,913,271
	$31,656,287	$—	$—	31,656,287
Investments Valued at NAV(a)				56,394,837
				$ 88,051,124
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 91,974	$ 18,055	$ —	$ 110,029
Foreign Currency Exchange Contracts	—	37,248	—	37,248
Liabilities
Equity Contracts	(165,839)	—	—	(165,839)
Foreign Currency Exchange Contracts	—	(195,030)	—	(195,030)
	$(73,865)	$(139,727)	$—	$(213,592)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s